Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 3,088,524	¥ 2,783,215
Carrying amounts, Assets	48,483	29,947
Carrying amounts, Liabilities	147,366	266,699
Change in value used for calculating hedge ineffectiveness	(195,012)	(191,493)
Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	287,072	129,090
Carrying amounts, Assets	0
Carrying amounts, Liabilities	287,072	129,090
Change in value used for calculating hedge ineffectiveness	¥ (13,434)	¥ (11,846)